Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	$ 1,405,840.0	$ 42,874.0	$ 979,316.5	$ 1,144,072.2
Adjustments for:
Depreciation expense	653,610.5	19,933.2	522,932.7	428,498.2
Amortization expense	9,186.1	280.2	9,258.2	8,756.1
Expected credit losses recognized on investments in debt instruments	49.9	1.5	35.7	52.4
Finance costs	10,495.4	320.1	11,999.4	11,750.0
Share of profits of associates	(4,880.7)	(148.8)	(4,800.2)	(7,679.8)
Interest income	(87,213.4)	(2,659.8)	(60,293.9)	(22,422.2)
Share-based compensation	1,242.7	37.9	483.0	302.4
Loss (gain) on disposal or retirement of property, plant and equipment, net	2,597.9	79.2	369.1	(98.9)
Loss (gain) on disposal or retirement of intangible assets, net			(3.0)	6.0
Impairment loss on property, plant and equipment	1,150.5	35.1		790.7
Loss (gain) on financial instruments at fair value through profit or loss, net	137.7	4.2	(12.4)
Loss on disposal of investments in debt instruments at fair value through other comprehensive income, net	683.1	20.8	473.9	410.1
Gain on disposal of investments accounted for using equity method, net	(7.1)	(0.2)	(15.8)
Loss (gain) on foreign exchange, net	4,576.3	139.6	(246.7)	10,342.7
Dividend income	(566.9)	(17.3)	(464.1)	(266.8)
Others	(435.7)	(13.3)	(338.0)	138.8
Changes in operating assets and liabilities:
Financial instruments at fair value through profit or loss	842.6	25.7	289.6	(1,354.4)
Notes and accounts receivable, net	(69,369.4)	(2,115.6)	28,442.0	(32,169.9)
Receivables from related parties	(780.1)	(23.8)	959.5	(868.7)
Other receivables from related parties	71.7	2.2	(2.9)	(7.5)
Inventories	(36,871.7)	(1,124.5)	(29,847.9)	(28,046.8)
Other financial assets	(2,377.5)	(72.5)	1,878.7	(1,680.6)
Other current assets	(15,537.3)	(473.8)	(12,530.9)	(4,450.9)
Other noncurrent assets	(3,862.0)	(117.8)	(720.3)
Accounts payable	17,073.8	520.7	847.0	7,594.1
Payables to related parties	(140.3)	(4.3)	(76.3)	205.4
Salary and bonus payable	14,250.9	434.6	(3,234.9)	12,633.4
Accrued profit sharing bonus to employees and compensation to directors	20,154.3	614.7	(11,031.6)	25,223.9
Accrued expenses and other current liabilities	74,659.4	2,276.9	(44,466.7)	46,578.8
Other noncurrent liabilities	16,768.7	511.4	13,329.9	101,390.5
Net defined benefit liability	(1,532.2)	(46.7)	(687.2)	(2,538.8)
Cash generated from operations	2,009,817.2	61,293.6	1,401,842.4	1,697,160.4
Income taxes paid	(183,640.1)	(5,600.5)	(159,875.1)	(86,561.2)
Net cash generated by operating activities	1,826,177.1	55,693.1	1,241,967.3	1,610,599.2
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of financial instruments at fair value through profit or loss	(1,178.8)	(35.9)	(14,142.1)	(125.5)
Acquisitions of financial assets at fair value through other comprehensive income	(87,787.5)	(2,677.3)	(62,752.0)	(54,566.7)
Acquisitions of financial assets at amortized cost	(151,656.4)	(4,625.1)	(149,387.9)	(183,125.9)
Acquistioms of investments accounted for using equity method	(3,738.8)	(114.0)
Acquisitions of property, plant and equipment	(956,006.5)	(29,155.4)	(949,816.8)	(1,082,672.1)
Acquisitions of intangible assets	(8,875.7)	(270.7)	(5,518.4)	(6,954.3)
Proceeds from disposal or redemption of financial assets at fair value through other comprehensive income	67,684.5	2,064.2	35,698.6	44,963.4
Proceeds from disposal or redemption of financial assets at amortized cost	118,350.9	3,609.4	134,605.8	62,329.7
Proceeds from disposal or redemption of property, plant and equipment	894.6	27.3	703.9	983.3
Proceeds from disposal or redemption of intangible assets	57.2	1.7	3.1	12.6
Proceeds from return of capital of investments in equity instruments at fair value through other comprehensive income	325.9	9.9	128.0	2.9
Derecognition of hedging financial instruments	118.3	3.6	68.2	1,684.4
Interest received	76,434.1	2,331.0	55,887.2	18,083.7
Other dividends received	541.8	16.5	445.1	266.8
Dividends received from investments accounted for using equity method	2,965.2	90.4	3,076.5	2,749.7
Increase in prepayments for leases	(99.4)	(3.0)	(63.2)	0.0
Refundable deposits paid	(1,304.8)	(39.8)	(4,056.5)	(2,117.1)
Refundable deposits refunded	3,268.3	99.7	1,454.0	505.4
Net cash used in investing activities	(864,842.8)	(26,375.2)	(906,120.6)	(1,190,928.3)
CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in short-term loans				(111,960.0)
Increase (decrease) in hedging financial liabilities - bank loans	(26,496.6)	(808.1)	27,908.6	0.0
Proceeds from issuance of bonds	34,300.0	1,046.0	85,700.0	198,293.6
Repayment of bonds	(7,000.0)	(213.5)	(18,100.0)	(4,400.0)
Proceeds from long-term bank loans	30,897.0	942.3	2,450.0	2,670.0
Repayment of long-term bank loans	(2,295.6)	(70.0)	(1,756.9)	(166.7)
Payments for transaction costs attributable to the issuance of bonds	(35.7)	(1.1)	(88.7)	(414.3)
Treasury stock acquired	(3,089.2)	(94.2)	0.0	(871.6)
Repayment of the principal portion of lease liabilities	(2,873.7)	(87.6)	(2,854.3)	(2,428.3)
Interest paid	(18,751.2)	(571.9)	(17,359.0)	(12,218.6)
Guarantee deposits received	5.0	0.2	230.1	271.4
Guarantee deposits refunded	(93.3)	(2.8)	(367.4)	(62.1)
Cash dividends	(363,055.2)	(11,072.1)	(291,721.9)	(285,234.2)
Disposal of ownership interests in subsidiaries (without losing control)	1.0
Donation from shareholders	8.9	0.3	16.5	13.2
Increase in non-controlling interests	12,177.6	371.4	11,048.8	16,263.6
Net cash used in financing activities	(346,301.0)	(10,561.1)	(204,894.2)	(200,244.0)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	47,165.9	1,438.4	(8,338.8)	58,397.0
NET INCREASE IN CASH AND CASH EQUIVALENTS	662,199.2	20,195.2	122,613.7	277,823.9
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,465,427.8	44,691.3	1,342,814.1	1,064,990.2
CASH AND CASH EQUIVALENTS, END OF YEAR	2,127,627.0	64,886.5	1,465,427.8	1,342,814.1
Property, plant and equipment [member]
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of property, plant and equipment	(956,006.5)		(949,816.8)	(1,082,672.1)
Proceeds from government grants	75,164.0	$ 2,292.3	47,544.7	7,046.1
Land use right and others [member]
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from government grants	$ 0.3		$ 1.2	$ 5.3